Prepaid expense and other current assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expense And Other Current Assets
Prepaid expense and other current assets

Note 3 – Prepaid expense and other current assets

Prepaid expenses and other current assets consist of the following:

	September 30, 2023	December 31, 2022

Prepaid consulting	$16,939	$148,550
Insurance	1,601	1,141
Prepaid costs and other	24,121	62,661
Total	$42,661	$212,352

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2023

Note 4 – Prepaid expense and other current assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2022	December 31, 2021

Prepaid consulting	$148,550	$930,893
Insurance	1,141	987
Prepaid costs	62,661	27,427
Total	$212,352	$959,307